Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Head Lease Receipts [Member]
Operating Leased Assets [Line Items]
2015	$ 22,188
2016	21,242
2017	21,242
2018	21,242
2019	21,242
Thereafter	196,579
Total	303,735
Sublease Payments [Member]
Operating Leased Assets [Line Items]
2015	24,113
2016	24,113
2017	24,113
2018	24,113
2019	24,113
Thereafter	223,185
Total	$ 343,750